Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 111,550	$ 91,655
Interest-bearing deposits with banks	12,139	17,169
Securities held-to-maturity	44,711	49,992
Other assets, fair value	1,261	971
Liabilities:
Noninterest-bearing deposits	58,274	78,017
Payables to customers and broker-dealers	18,395	23,435
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	111,550	91,655
Interest-bearing deposits with banks	12,134	17,167
Federal funds sold and securities purchased under resale agreements	28,900	24,298
Securities held-to-maturity	44,711	49,992
Loans	65,026	64,668
Other assets, fair value	7,071	6,847
Total assets	269,392	254,627
Liabilities:
Noninterest-bearing deposits	58,274	78,017
Interest-bearing deposits	221,463	196,258
Federal funds purchased and securities sold under repurchase agreements	14,507	12,335
Payables to customers and broker-dealers	18,395	23,435
Borrowings	1,274	911
Long-term debt	30,596	28,977
Total liabilities	344,509	339,933
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	9,545	10,948
Loans	0	0
Other assets, fair value	4,922	5,030
Total assets	14,467	15,978
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	111,550	91,655
Interest-bearing deposits with banks	12,134	17,167
Federal funds sold and securities purchased under resale agreements	28,900	24,298
Securities held-to-maturity	35,166	39,044
Loans	65,026	64,668
Other assets, fair value	2,149	1,817
Total assets	254,925	238,649
Liabilities:
Noninterest-bearing deposits	58,274	78,017
Interest-bearing deposits	221,463	196,258
Federal funds purchased and securities sold under repurchase agreements	14,507	12,335
Payables to customers and broker-dealers	18,395	23,435
Borrowings	1,274	911
Long-term debt	30,596	28,977
Total liabilities	344,509	339,933
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	111,550	91,655
Interest-bearing deposits with banks	12,139	17,169
Federal funds sold and securities purchased under resale agreements	28,900	24,298
Securities held-to-maturity	49,578	56,194
Loans	65,977	65,230
Other assets, fair value	7,071	6,847
Total assets	275,215	261,393
Liabilities:
Noninterest-bearing deposits	58,274	78,017
Interest-bearing deposits	225,395	200,953
Federal funds purchased and securities sold under repurchase agreements	14,507	12,335
Payables to customers and broker-dealers	18,395	23,435
Borrowings	1,274	911
Long-term debt	31,257	30,458
Total liabilities	$ 349,102	$ 346,109